Acquisitions and Divestiture of a Subsidiary - Additional Information (Detail)		12 Months Ended
	Nov. 10, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) Business	Sep. 30, 2021 USD ($) Business
Acquisitions and Divestiture of a Subsidiary [Line Items]
Number of businesses acquired | Business			2	3
Business divestiture pre-tax gain	$ 300,000		$ 10,000
Disposal Group Not Discontinued Operation Gain Loss On Disposals				$ 226,410
Disposal Group, Including Discontinued Operation, Net assets				9,194
Disposal Group, Including Discontinued Operation, Goodwill				61,396
DevOps and Roam [Member]
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition			$ 54,091,000
Teoco and ProCom [Member]
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition		$ 130,318,000
Description of business entity acquisitions		the Company completed three immaterial business acquisitions
Sourced [Member]
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition				$ 101,864,000